STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended					12 Months Ended	1 Months Ended		1 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	May 30, 2013	Dec. 31, 2011	Apr. 25, 2007	Apr. 24, 2007	Dec. 31, 2008 Issuance of 20,000 shares of common stock on January 28, 2008 [Member]	Feb. 29, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Feb. 20, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Apr. 30, 2007 Issuance of 30,000,000 common shares to NMC [Member]	Nov. 30, 2012 Private Placement Offering [Member]	Mar. 31, 2012 Private Placement Offering [Member]	Feb. 29, 2012 Private Placement Offering [Member]	Jun. 30, 2011 Private Placement Offering [Member]	Jan. 31, 2010 Private Placement Offering [Member]	Dec. 31, 2009 Private Placement Offering [Member]	Mar. 15, 2012 Private Placement Offering [Member]	Jun. 08, 2011 Private Placement Offering [Member]	Jan. 14, 2010 Private Placement Offering [Member]	Dec. 31, 2013 Issuance of 200,000 shares of common stock [Member]	Dec. 31, 2007 Issuance of 200,000 shares of common stock [Member]	Dec. 31, 2012 Issuance of 150,000 shares of common stock [Member]	Dec. 31, 2013 Issuance of 500,000 shares of common stock [Member]	Dec. 31, 2010 Issuance of 500,000 shares of common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(500,000)	(100,000)																					150,000	500,000
Stock Issued During Period, Value, Stock Options Exercised								$ 20,000															$ 42,500	$ 25,000	$ 500,000
Investment Options, Exercise Price								$ 0.05															$ 0.28	$ 0.05	$ 0.05
Investment Warrants, Exercise Price																	$ 0.75
Stock Issued During Period, Shares, New Issues													9,560,000
Equity Issuance, Per Share Amount									$ 2.39			$ 0.95	$ 0.50		$ 0.80	$ 0.75	$ 0.75
Consecutive Trading Days															20
Proceeds from Issuance of Private Placement												5,782,986	4,780,000			4,965,750	6,250,210
Class of Warrant or Right, Exercise Price of Warrants or Rights																		0.80
Accelerate the expiration date of the warrants if the volume weighted average price for our common stock													$ 2.40
Accelerate expiration date warrants for consecutive trading													20
Warrants and Rights Outstanding																		28,000
Additional cash fee of the exercise price of warrants exercised														4.00%
Payments of Stock Issuance Costs	0	437,512	1,000,004									395,245	14,000	28,266	2,455
Units issued during the period												8,896,901			5,018,199	11,035,000	13,889,355					20,000,000
Units issued during period per unit amount												$ 0.65			$ 0.55	$ 0.45	$ 0.45					$ 0.65
Units issued during the period value															2,760,009						13,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.62	$ 0.60	$ 0.62		$ 0.54														$ 2.80
Commissions Payable to Broker-Dealers and Clearing Organizations																	286,526			6,300
Shares to be issued upon exercise of warrants																	272,881			6,000		160,650
Payment of Financing and Stock Issuance Costs																5,443	18,115
Stock Issued During Period, Shares, Acquisitions									10,440,087
Class of Warrant or Right, Outstanding										5,220,059
Payments for Commissions																						$ 243,652
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000			400,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Stock Issued During Period, Shares, Other											30,000,000
Trading Volume As A Part Of the Companys Free Float															0.20%
Amended warrants				22,572,827
Class of warrants or rights, issued				4,000,000